                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-2464
-------------------------------------------------------------------------------

                              MFS SERIES TRUST IX
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                                Susan S. Newton
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: October 31*
-------------------------------------------------------------------------------

                   Date of reporting period: October 31, 2007
-------------------------------------------------------------------------------
* This Form N-CSR filing pertains to the MFS Inflation-Adjusted Bond Fund, a series of the Registrant. The remaining series of the Registrant do not have a fiscal year end of October 31.

ITEM 1. REPORTS TO STOCKHOLDERS.

                             M F S(R)
                             INVESTMENT MANAGEMENT

[graphic omitted]

                                 ANNUAL REPORT

                                            MFS(R) INFLATION-ADJUSTED BOND FUND

LETTER FROM THE CEO                                          1
--------------------------------------------------------------
PORTFOLIO COMPOSITION                                        2
--------------------------------------------------------------
MANAGEMENT REVIEW                                            3
--------------------------------------------------------------
PERFORMANCE SUMMARY                                          5
--------------------------------------------------------------
EXPENSE TABLE                                                8
--------------------------------------------------------------
PORTFOLIO OF INVESTMENTS                                    10
--------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                         11
--------------------------------------------------------------
STATEMENT OF OPERATIONS                                     14
--------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                         15
--------------------------------------------------------------
FINANCIAL HIGHLIGHTS                                        16
--------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                               26
--------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM     37
--------------------------------------------------------------
TRUSTEES AND OFFICERS                                       38
--------------------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT               44
--------------------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION                       49
--------------------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                              49
--------------------------------------------------------------
FEDERAL TAX INFORMATION                                     49
--------------------------------------------------------------
MFS(R) PRIVACY NOTICE                                       50
--------------------------------------------------------------
CONTACT INFORMATION                                 BACK COVER
--------------------------------------------------------------

SIPC CONTACT INFORMATION:

You may obtain information about the Securities Investor Protection Corporation ("SIPC"), including the SIPC Brochure, by contacting SIPC either by telephone (202-371-8300) or by accessing SIPC's website address (www.sipc.org).

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF SHAREHOLDERS. IT IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

-------------------------------------------------------------------------------
                      NOT FDIC INSURED o MAY LOSE VALUE o
              NO BANK OR CREDIT UNION GUARANTEE o NOT A DEPOSIT o
                NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR
                                   NCUA/NCUSIF
-------------------------------------------------------------------------------

                                                                       10/31/07
                                                                        IAB-ANN

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders:

The past year has been a great example of why investors should keep their eyes on the long term.

In 2006 the Dow Jones Industrial Average returned 19% and was fairly stable. This year we have seen a greater level of volatility than has been experienced in recent years. The Dow hit several new highs but also experienced swift drops as a global credit crisis swept through markets, spurred by defaults on U.S. subprime loans and a liquidity crunch. Still, even with this volatility, the Dow ended the first three quarters of 2007 with a return near 13%.

U.S. Treasury bonds gained ground, especially in the third quarter as investors sought less risky asset classes. The spreads of many lower quality debt investments widened.

In 2007 the U.S. dollar fell against the euro, oil prices have hit their highest levels yet, and gold has spiked to its steepest price in 28 years. Around the globe, stocks sold off as risk aversion mounted. As we have said before, markets can be volatile, and investors should make sure they have an investment plan that can carry them through the peaks and troughs.

If you are focused on a long-term investment strategy, the short-term ups and downs of the markets should not necessarily dictate portfolio action on your part. In our view, investors who remain committed to a long-term plan are more likely to achieve their financial goals.

In any market environment, we believe individual investors are best served by following a three-pronged investment strategy of allocating their holdings across the major asset classes, diversifying within each class, and regularly rebalancing their portfolios to maintain their desired allocations. Of course, these strategies cannot guarantee a profit or protect against a loss. Investing and planning for the long term require diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer -- through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    December 14, 2007

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Bonds                                      96.8%
              Cash & Other Net Assets                     3.2%

              FIXED INCOME SECTORS (i)

              U.S. Treasury Securities                   96.8%
              ------------------------------------------------

              CREDIT QUALITY OF BONDS (r)

              AAA                                       100.0%
              ------------------------------------------------

              PORTFOLIO FACTS

              Average Duration (d)(i)                      6.3
              ------------------------------------------------
              Average Life (i)(m)                     9.5 yrs.
              ------------------------------------------------
              Average Maturity (i)(m)                 9.5 yrs.
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (long-term) (a)             AAA
              ------------------------------------------------
              Average Credit Quality of
              Rated Securities (short-term) (a)            A-1
              ------------------------------------------------

(a) The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.
(d) Duration is a measure of how much a bond's price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.
(i) For purposes of this presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.
(m) The average maturity shown is calculated using the final stated maturity on the portfolio's holdings without taking into account any holdings which have been pre-refunded or pre-paid to an earlier date or which have a mandatory put date prior to the stated maturity. The average life shown takes into account these earlier dates.
(r) Each security is assigned a rating from Moody's Investors Service. If not rated by Moody's, the rating will be that assigned by Standard & Poor's. Likewise, if not assigned a rating by Standard & Poor's, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the "AAA"-rating category. Percentages are based on the total market value of investments as of 10/31/07.

Percentages are based on net assets as of 10/31/07, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

MANAGEMENT REVIEW

SUMMARY OF RESULTS

For the twelve months ended October 31, 2007, Class A shares of the MFS Inflation-Adjusted Bond Fund provided a total return of 5.72%, at net asset value. This compares with a return of 6.34% for the fund's benchmark, the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index.

MARKET ENVIRONMENT

The U.S. economy continues to decouple from the rest of the world. Despite seemingly robust growth rates during the second and third quarters of 2007, underlying economic activity in the U.S. remains muted relative to other major economies. Overall, global economies have seen moderate to strong growth over the last twelve months as domestic demand improves and world trade accelerates.

With the strong global growth, however, has come increased concern about rising global inflation, especially as capacity becomes more constrained, wages rise, and energy and food prices advance. During the reporting period, global central banks tightened monetary conditions, which in turn pushed global bond yields to their highest levels during this economic expansion.

However, beginning in late July, heightened uncertainty and distress concerning the subprime mortgage market caused several global credit markets to seize up, forcing central banks to inject liquidity and to reassess their tightening biases as sovereign bond yields declined and credit spreads widened. While credit conditions improved somewhat by late October as the Federal Reserve Board cut interest rates, the level of market turbulence remains significant. Increased market volatility has also been exacerbated by U.S. home foreclosures, falling housing prices, and a weakening trend in the labor market. Despite increased volatility across all asset classes and the widening in credit spreads, global equity markets remained elevated, generally having erased losses incurred earlier in the summer.

FACTORS AFFECTING PERFORMANCE

For the MFS Inflation Adjusted Bond Fund, security selection, particularly in some of our longer-term U.S. Treasury holdings, held back relative results. The fund's yield curve(y) positioning contributed to performance relative to the Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index as interest rates declined on the short end of the yield curve. Overall, we maintained a relatively neutral position vis-a-vis the index throughout the reporting period.

Respectfully,

Erik Weisman
Portfolio Manager

(y) A yield curve graphically depicts the yields of different maturity bonds of the same credit quality and type; a normal yield curve is upward sloping, with short-term rates lower than long-term rates.

The views expressed in this report are those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily reflect the views of MFS or any other person in the MFS organization. These views are subject to change at any time based on market or other conditions, and MFS disclaims any responsibility to update such views. These views may not be relied upon as investment advice or an indication of trading intent on behalf of any MFS portfolio. References to specific securities are not recommendations of such securities, and may not be representative of any MFS portfolio's current or future investments.

PERFORMANCE SUMMARY THROUGH 10/31/07

The following chart illustrates a representative class of the fund's historical performance in comparison to its benchmark. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including reinvestment of dividends and capital gains distributions. The performance of other share classes will be greater than or less than that of the class depicted below. Benchmark comparisons are unmanaged; do not reflect sales charges, commissions or expenses; and cannot be invested in directly. (See Notes to Performance Summary.)

PERFORMANCE DATA SHOWN REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE FLUCTUATE SO YOUR SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST; CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN QUOTED. THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

(For the period from the commencement of the fund's investment operations, September 30, 2003, through the stated period end.)

                                              Lehman Brothers
                       MFS Inflation-          U.S. Treasury
                       Adjusted Bond       Inflation Protected
                        Fund-Class A     Securities (TIPS) Index
          9/03             $ 9,585               $10,000
         10/03               9,543                10,104
         10/04              10,139                10,913
         10/05              10,327                11,234
         10/06              10,584                11,569
         10/07              11,190                12,302

TOTAL RETURNS THROUGH 10/31/07

AVERAGE ANNUAL WITHOUT SALES CHARGE

   Share class     Class inception date       1-yr       Life (t)
-----------------------------------------------------------------
         A                9/30/03             5.72%       4.02%
-----------------------------------------------------------------
         B                9/01/04             4.85%       3.33%
-----------------------------------------------------------------
         C                9/01/04             4.83%       3.35%
-----------------------------------------------------------------
        I                 9/30/03             5.88%       4.14%
-----------------------------------------------------------------
        R                 9/01/04             5.67%       3.81%
-----------------------------------------------------------------
       R1                 4/01/05             4.63%       3.36%
-----------------------------------------------------------------
       R2                 4/01/05             5.10%       3.61%
-----------------------------------------------------------------
       R3                 9/01/04             5.20%       3.58%
-----------------------------------------------------------------
       R4                 4/01/05             5.36%       3.83%
-----------------------------------------------------------------
       R5                 4/01/05             5.67%       4.03%
-----------------------------------------------------------------

AVERAGE ANNUAL
Comparative benchmark
-----------------------------------------------------------------
Lehman Brothers U.S. Treasury Inflation
Protected Securities (TIPS) Index (f)         6.34%       5.18%
-----------------------------------------------------------------

AVERAGE ANNUAL WITH SALES CHARGE
    Share class
-----------------------------------------------------------------
         A                                    0.70%       2.79%
    With Initial Sales Charge (4.75%)
-----------------------------------------------------------------
         B                                    0.85%       2.89%
    With CDSC (Declining over six years
    from 4% to 0%) (x)
-----------------------------------------------------------------
         C                                    3.83%       3.35%
    With CDSC (1% for 12 months) (x)
-----------------------------------------------------------------

Class I, R, R1, R2, R3, R4, and R5 shares do not have a sales charge. CDSC - Contingent Deferred Sales Charge.

(f) Source: FactSet Research Systems Inc.
(t) For the period from the commencement of the fund's investment operations, September 30, 2003 through the stated period end.
(x) Assuming redemption at the end of the applicable period.

INDEX DEFINITION

Lehman Brothers U.S. Treasury Inflation Protected Securities (TIPS) Index - measures the performance of inflation-protected securities issued by the U.S. Treasury.

It is not possible to invest directly in an index.

NOTES TO PERFORMANCE SUMMARY

Performance for share classes offered after Class A shares includes the performance of the fund's Class A shares for periods prior to their offering. This blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the share class to which it is blended, and lower performance for share classes with lower operating expenses than the share class to which it is blended.

Performance results reflect any applicable expense subsidies and waivers in effect during the periods shown. Without such subsidies and waivers the fund's performance results would be less favorable. Please see the prospectus and financial statements for complete details.

From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

EXPENSE TABLE

Fund Expenses Borne by the Shareholders During the Period,
May 1, 2007 through October 31, 2007

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period May 1, 2007 through October 31, 2007.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning         Ending       Period(p)
Share                      Expense   Account Value   Account Value     5/01/07-
Class                       Ratio       5/01/07        10/31/07        10/31/07
--------------------------------------------------------------------------------
        Actual              0.65%      $1,000.00       $1,039.04         $3.34
  A     ------------------------------------------------------------------------
        Hypothetical (h)    0.65%      $1,000.00       $1,021.93         $3.31
--------------------------------------------------------------------------------
        Actual              1.43%      $1,000.00       $1,035.86         $7.34
  B     ------------------------------------------------------------------------
        Hypothetical (h)    1.43%      $1,000.00       $1,018.00         $7.27
--------------------------------------------------------------------------------
        Actual              1.50%      $1,000.00       $1,034.66         $7.69
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.50%      $1,000.00       $1,017.64         $7.63
--------------------------------------------------------------------------------
        Actual              0.50%      $1,000.00       $1,039.82         $2.57
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.50%      $1,000.00       $1,022.68         $2.55
--------------------------------------------------------------------------------
        Actual              1.00%      $1,000.00       $1,040.36         $5.14
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.00%      $1,000.00       $1,020.16         $5.09
--------------------------------------------------------------------------------
        Actual              1.60%      $1,000.00       $1,034.20         $8.20
 R1     ------------------------------------------------------------------------
        Hypothetical (h)    1.60%      $1,000.00       $1,017.14         $8.13
--------------------------------------------------------------------------------
        Actual              1.25%      $1,000.00       $1,035.97         $6.41
 R2     ------------------------------------------------------------------------
        Hypothetical (h)    1.25%      $1,000.00       $1,018.90         $6.36
--------------------------------------------------------------------------------
        Actual              1.15%      $1,000.00       $1,036.48         $5.90
 R3     ------------------------------------------------------------------------
        Hypothetical (h)    1.15%      $1,000.00       $1,019.41         $5.85
--------------------------------------------------------------------------------
        Actual              0.90%      $1,000.00       $1,036.73         $4.62
 R4     ------------------------------------------------------------------------
        Hypothetical (h)    0.90%      $1,000.00       $1,020.67         $4.58
--------------------------------------------------------------------------------
        Actual              0.60%      $1,000.00       $1,038.26         $3.08
 R5     ------------------------------------------------------------------------
        Hypothetical (h)    0.60%      $1,000.00       $1,022.18         $3.06
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads). If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS
10/31/07

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 96.3%
-----------------------------------------------------------------------------------------------------------------
ISSUER                                                                               SHARES/PAR         VALUE ($)
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Inflation Protected Securities - 96.3%
-----------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 2.5%, 2016                                                      $1,449,677       $ 1,497,244
U.S. Treasury Bonds, 2.375%, 2025                                                     2,254,716         2,302,277
U.S. Treasury Bonds, 2.375%, 2027                                                     1,585,786         1,626,669
U.S. Treasury Bonds, 3.875%, 2029                                                     1,011,864         1,299,376
U.S. Treasury Bonds, 3.375%, 2032                                                       271,772           336,572
U.S. Treasury Notes, 0.875%, 2010                                                     1,880,137         1,836,952
U.S. Treasury Notes, 2.375%, 2011                                                     1,179,564         1,197,903
U.S. Treasury Notes, 3%, 2012                                                         2,033,039         2,136,598
U.S. Treasury Notes, 1.875%, 2013                                                     1,338,154         1,334,285
U.S. Treasury Notes, 2%, 2014                                                         1,974,531         1,973,915
U.S. Treasury Notes, 1.625%, 2015                                                     2,790,979         2,708,994
U.S. Treasury Notes, 2.375%, 2017                                                       965,082           985,665
-----------------------------------------------------------------------------------------------------------------
TOTAL BONDS (IDENTIFIED COST, $18,842,321)                                                            $19,236,450
-----------------------------------------------------------------------------------------------------------------

Short-Term Obligations - 3.1%
-----------------------------------------------------------------------------------------------------------------
Falcon Asset Securitization Co. LLC, 4.95%, due 11/01/07, at
Amortized Cost and Value (y)                                                         $  624,000       $   624,000
-----------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS (IDENTIFIED COST, $19,466,321) (k)                                                  $19,860,450
-----------------------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - 0.6%                                                                     117,261
-----------------------------------------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                                                   $19,977,711
-----------------------------------------------------------------------------------------------------------------

(k) As of October 31, 2007, the fund held securities fair valued in accordance with the policies adopted by the
    Board of Trustees, aggregating $19,236,450 and 96.86% of market value. All of these security values were provided by an independent pricing service using an evaluated bid.
(y) The rate shown represents an annualized yield at time of purchase.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
At 10/31/07

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value (identified cost, $19,466,321)                    $19,860,450
Cash                                                                            174
Receivable for fund shares sold                                             112,080
Interest receivable                                                          99,480
Receivable from investment adviser                                           12,354
-------------------------------------------------------------------------------------------------------
Total assets                                                                                $20,084,538
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                       $13,687
Payable for fund shares reacquired                                           14,334
Payable to affiliates
  Management fee                                                                383
  Shareholder servicing costs                                                 7,015
  Distribution and service fees                                               2,656
  Administrative services fee                                                    96
  Retirement plan administration and services fees                               16
Payable for independent trustees' compensation                                  201
Accrued expenses and other liabilities                                       68,439
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                              $106,827
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $19,977,711
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                         $20,438,207
Unrealized appreciation (depreciation) on investments                       394,129
Accumulated net realized gain (loss) on investments                      (1,138,318)
Undistributed net investment income                                         283,693
-------------------------------------------------------------------------------------------------------
Net assets                                                                                  $19,977,711
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                     2,004,136
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $8,564,627
  Shares outstanding                                                        859,275
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                       $9.97
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per share)                                 $10.47
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $3,707,974
  Shares outstanding                                                        372,056
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.97
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $2,262,774
  Shares outstanding                                                        226,717
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                    $9.98
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                             $3,845,867
  Shares outstanding                                                        385,910
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.97
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                 $1,605
  Shares outstanding                                                            161
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                $10.00
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $324,261
  Shares outstanding                                                         32,553
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.96
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                $97,908
  Shares outstanding                                                          9,824
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.97
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $725,499
  Shares outstanding                                                         72,759
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.97
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                               $392,392
  Shares outstanding                                                         39,381
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.96
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                                $54,804
  Shares outstanding                                                          5,500
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per share                                 $9.96
-------------------------------------------------------------------------------------------------------

Shares outstanding are rounded for presentation purposes.

On sales of $50,000 or more, the offering price of Class A is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENT OF OPERATIONS
Year ended 10/31/07

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------
Interest income                                                                         $755,085
------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                           $85,737
  Distribution and service fees                                             90,344
  Shareholder servicing costs                                               34,524
  Administrative services fee                                               17,502
  Retirement plan administration and services fees                           2,740
  Independent trustees' compensation                                         1,346
  Custodian fee                                                             36,739
  Shareholder communications                                                 7,033
  Auditing fees                                                             29,997
  Registration fees                                                        104,755
  Miscellaneous                                                             11,857
------------------------------------------------------------------------------------------------
Total expenses                                                                          $422,574
------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                        (476)
  Reduction of expenses by investment adviser and distributor             (259,209)
------------------------------------------------------------------------------------------------
Net expenses                                                                            $162,889
------------------------------------------------------------------------------------------------
Net investment income                                                                   $592,196
------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                                    $(360)
  Futures contracts                                                         12,311
------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                  $11,951
------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                                           $313,825
------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                                  $325,776
------------------------------------------------------------------------------------------------
Change in net assets from operations                                                    $917,972
------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                     YEARS ENDED 10/31
                                                               ----------------------------
                                                                      2007             2006
CHANGE IN NET ASSETS
FROM OPERATIONS
-------------------------------------------------------------------------------------------
Net investment income                                             $592,196         $971,035
Net realized gain (loss) on investments                             11,951         (924,392)
Net unrealized gain (loss) on investments                          313,825          393,630
-------------------------------------------------------------------------------------------
Change in net assets from operations                              $917,972         $440,273
-------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(206,098)       $(544,885)
  Class B                                                          (71,393)        (183,309)
  Class C                                                          (39,949)        (102,520)
  Class I                                                          (75,613)         (74,557)
  Class R                                                           (1,830)          (5,978)
  Class R1                                                          (5,191)          (5,167)
  Class R2                                                          (1,584)          (2,109)
  Class R3                                                         (11,799)         (12,912)
  Class R4                                                          (8,430)          (4,929)
  Class R5                                                          (1,463)          (2,450)
From net realized gain on investments
  Class A                                                               --           (4,069)
  Class B                                                               --           (1,584)
  Class C                                                               --             (919)
  Class I                                                               --             (428)
  Class R                                                               --              (42)
  Class R1                                                              --              (27)
  Class R2                                                              --              (16)
  Class R3                                                              --              (82)
  Class R4                                                              --              (17)
  Class R5                                                              --              (16)
-------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(423,350)       $(946,016)
-------------------------------------------------------------------------------------------
Change in net assets from fund share transactions               $2,032,356        $(165,270)
-------------------------------------------------------------------------------------------
Total change in net assets                                      $2,526,978        $(671,013)
-------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------
At beginning of period                                          17,450,733       18,121,746
At end of period (including undistributed net
investment income of $283,693 and $82,249,
respectively)                                                  $19,977,711      $17,450,733
-------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund's financial performance for the past 5 years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions)
held for the entire period.

CLASS A                                                                                              YEAR
                                                              YEARS ENDED 10/31                   ENDED 4/30
                                                 ------------------------------------------       ----------
                                                   2007       2006          2005    2004(z)         2004(c)
Net asset value, beginning of period              $9.69      $9.92        $10.24      $9.85       $10.00
--------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.36      $0.48         $0.46      $0.20        $0.16
  Net realized and unrealized gain (loss)
  on investments                                   0.19      (0.24)        (0.27)      0.40        (0.13)
--------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.55      $0.24         $0.19      $0.60        $0.03
--------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.27)    $(0.47)       $(0.51)    $(0.21)      $(0.18)
  From net realized gain on investments              --      (0.00)(w)        --         --           --
--------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.27)    $(0.47)       $(0.51)    $(0.21)      $(0.18)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.97      $9.69         $9.92     $10.24        $9.85
--------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         5.72       2.49          1.85       6.09(n)      0.33(n)
--------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.27       2.29          3.22      17.87(a)      5.20(a)
Expenses after expense reductions (f)              0.65       0.65          0.64       0.55(a)      0.50(a)
Net investment income                              3.71       4.89          4.64       3.93(a)      2.72(a)
Portfolio turnover                                   97        231           203         90          141
Net assets at end of period (000 Omitted)        $8,565     $7,698        $8,831       $647         $503
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS B                                                       YEARS ENDED 10/31
                                                 ------------------------------------------
                                                   2007       2006          2005    2004(i)
Net asset value, beginning of period              $9.69      $9.92        $10.23     $10.20
-------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.27      $0.40         $0.37      $0.00(w)
  Net realized and unrealized gain (loss)
  on investments                                   0.19      (0.25)        (0.26)      0.08
-------------------------------------------------------------------------------------------
Total from investment operations                  $0.46      $0.15         $0.11      $0.08
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
  From net investment income                     $(0.18)    $(0.38)       $(0.42)    $(0.05)
  From net realized gain on investments              --      (0.00)(w)        --         --
-------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.18)    $(0.38)       $(0.42)    $(0.05)
-------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.97      $9.69         $9.92     $10.23
-------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         4.85       1.63          1.04       0.82(n)
-------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.90       2.88          3.87      18.54(a)
Expenses after expense reductions (f)              1.47       1.50          1.49       1.52(a)
Net investment income                              2.82       4.16          3.69       0.26(a)
Portfolio turnover                                   97        231           203         90
Net assets at end of period (000 Omitted)        $3,708     $4,437        $4,818       $310
-------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS C                                                       YEARS ENDED 10/31
                                                 ------------------------------------------
                                                   2007       2006          2005    2004(i)
Net asset value, beginning of period              $9.70      $9.94        $10.24     $10.20
-------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $0.26      $0.40         $0.38     $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments                                   0.20      (0.26)        (0.26)      0.09
-------------------------------------------------------------------------------------------
Total from investment operations                  $0.46      $0.14         $0.12      $0.09
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
  From net investment income                     $(0.18)    $(0.38)       $(0.42)    $(0.05)
  From net realized gain on investments              --      (0.00)(w)        --         --
-------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.18)    $(0.38)       $(0.42)    $(0.05)
-------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.98      $9.70         $9.94     $10.24
-------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                         4.83       1.53          1.15       0.92(n)
-------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.93       2.90          3.87      18.51(a)
Expenses after expense reductions (f)              1.50       1.50          1.49       1.49(a)
Net investment income (loss)                       2.73       4.11          3.74      (0.17)(a)
Portfolio turnover                                   97        231           203         90
Net assets at end of period (000 Omitted)        $2,263     $2,294        $2,548        $85
-------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS I                                                                                              YEAR
                                                              YEARS ENDED 10/31                   ENDED 4/30
                                                 ------------------------------------------       ----------
                                                   2007       2006          2005    2004(z)        2004(c)
Net asset value, beginning of period              $9.69      $9.92        $10.24      $9.85       $10.00
--------------------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.41      $0.51         $0.43      $0.20        $0.16
  Net realized and unrealized gain (loss)
  on investments                                   0.15      (0.26)        (0.22)      0.40        (0.13)
--------------------------------------------------------------------------------------------------------
Total from investment operations                  $0.56      $0.25         $0.21      $0.60        $0.03
--------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------
  From net investment income                     $(0.28)    $(0.48)       $(0.53)    $(0.21)      $(0.18)
  From net realized gain on investments              --      (0.00)(w)        --         --           --
--------------------------------------------------------------------------------------------------------
Total distributions declared
to shareholders                                  $(0.28)    $(0.48)       $(0.53)    $(0.21)      $(0.18)
--------------------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.97      $9.69         $9.92     $10.24        $9.85
--------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            5.88       2.65          2.02       6.12(n)      0.33(n)
--------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             1.89       1.87          2.88      17.52(a)      4.86(a)
Expenses after expense reductions (f)              0.50       0.50          0.50       0.50(a)      0.50(a)
Net investment income                              4.22       5.26          4.23       4.01(a)      2.74(a)
Portfolio turnover                                   97        231           203         90          141
Net assets at end of period (000 Omitted)        $3,846     $1,932        $1,339     $1,382       $1,044
--------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R                                                       YEARS ENDED 10/31
                                                 ------------------------------------------
                                                   2007       2006          2005    2004(i)
Net asset value, beginning of period              $9.69      $9.93        $10.24     $10.20
-------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------
  Net investment income (d)                       $0.30      $0.45         $0.42      $0.00(w)
  Net realized and unrealized gain (loss)
  on investments                                   0.24      (0.26)        (0.26)      0.10
-------------------------------------------------------------------------------------------
Total from investment operations                  $0.54      $0.19         $0.16      $0.10
-------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------
  From net investment income                     $(0.23)    $(0.43)       $(0.47)    $(0.06)
  From net realized gain on investments              --      (0.00)(w)        --         --
-------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.23)    $(0.43)       $(0.47)    $(0.06)
-------------------------------------------------------------------------------------------
Net asset value, end of period                   $10.00      $9.69         $9.93     $10.24
-------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            5.67       2.03          1.58       1.01(n)
-------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.46       2.39          3.38      18.02(a)
Expenses after expense reductions (f)              1.00       1.00          1.00       1.00(a)
Net investment income                              3.19       4.68          4.15       0.15(a)
Portfolio turnover                                   97        231           203         90
Net assets at end of period (000 Omitted)            $2       $146          $129        $40
-------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R1                                                YEARS ENDED 10/31
                                                 -------------------------------
                                                   2007       2006       2005(i)
Net asset value, beginning of period              $9.69      $9.92        $10.10
--------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (d)                       $0.33      $0.43         $0.24
  Net realized and unrealized gain (loss)
  on investments                                   0.11      (0.29)        (0.19)
--------------------------------------------------------------------------------
Total from investment operations                  $0.44      $0.14         $0.05
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                     $(0.17)    $(0.37)       $(0.23)
  From net realized gain on investments              --      (0.00)(w)        --
--------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.17)    $(0.37)       $(0.23)
--------------------------------------------------------------------------------
Net asset value, end of period                    $9.96      $9.69         $9.92
--------------------------------------------------------------------------------
Total return (%) (r)(s)                            4.63       1.53          0.47(n)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions (f)             3.07       2.96          4.08(a)
Expenses after expense reductions (f)              1.60       1.60          1.69(a)
Net investment income                              3.34       4.44          3.97(a)
Portfolio turnover                                   97        231           203
Net assets at end of period (000 Omitted)          $324       $233           $50
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R2                                                YEARS ENDED 10/31
                                                 -------------------------------
                                                   2007       2006       2005(i)
Net asset value, beginning of period              $9.69      $9.92        $10.10
--------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (d)                       $0.33      $0.43         $0.25
  Net realized and unrealized gain (loss)
  on investments                                   0.16      (0.25)        (0.18)
--------------------------------------------------------------------------------
Total from investment operations                  $0.49      $0.18         $0.07
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                     $(0.21)    $(0.41)       $(0.25)
  From net realized gain on investments              --      (0.00)(w)        --
--------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.21)    $(0.41)       $(0.25)
--------------------------------------------------------------------------------
Net asset value, end of period                    $9.97      $9.69         $9.92
--------------------------------------------------------------------------------
Total return (%) (r)(s)                            5.10       1.88          0.65(n)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.71       2.79          3.78(a)
Expenses after expense reductions (f)              1.25       1.25          1.38(a)
Net investment income                              3.44       4.43          4.29(a)
Portfolio turnover                                   97        231           203
Net assets at end of period (000 Omitted)           $98        $52           $50
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R3                                                       YEARS ENDED 10/31
                                                 ---------------------------------------------
                                                   2007       2006          2005       2004(i)
Net asset value, beginning of period              $9.69      $9.93        $10.24        $10.20
----------------------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                $0.34      $0.46         $0.29        $(0.00)(w)
  Net realized and unrealized gain (loss)
  on investments                                   0.16      (0.28)        (0.15)(g)      0.10
----------------------------------------------------------------------------------------------
Total from investment operations                  $0.50      $0.18         $0.14         $0.10
----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------
  From net investment income                     $(0.22)    $(0.42)       $(0.45)       $(0.06)
  From net realized gain on investments              --      (0.00)(w)        --            --
----------------------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.22)    $(0.42)       $(0.45)       $(0.06)
----------------------------------------------------------------------------------------------
Net asset value, end of period                    $9.97      $9.69         $9.93        $10.24
----------------------------------------------------------------------------------------------
Total return (%) (r)(s)                            5.20       1.88          1.32          0.96(n)
----------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.59       2.66          3.59         18.27(a)
Expenses after expense reductions (f)              1.15       1.15          1.21          1.25(a)
Net investment income (loss)                       3.50       4.73          3.77         (0.10)(a)
Portfolio turnover                                   97        231           203            90
Net assets at end of period (000 Omitted)          $725       $372          $255           $40
----------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R4                                                YEARS ENDED 10/31
                                                 -------------------------------
                                                   2007       2006       2005(i)
Net asset value, beginning of period              $9.69      $9.92        $10.10
--------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (d)                       $0.38      $0.50         $0.28
  Net realized and unrealized gain (loss)
  on investments                                   0.13      (0.29)        (0.18)
--------------------------------------------------------------------------------
Total from investment operations                  $0.51      $0.21         $0.10
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                     $(0.24)    $(0.44)       $(0.28)
  From net realized gain on investments              --      (0.00)(w)        --
--------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.24)    $(0.44)       $(0.28)
--------------------------------------------------------------------------------
Net asset value, end of period                    $9.96      $9.69         $9.92
--------------------------------------------------------------------------------
Total return (%) (r)(s)                            5.36       2.24          0.93(n)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.33       2.28          3.28(a)
Expenses after expense reductions (f)              0.90       0.90          0.90(a)
Net investment income                              3.94       5.16          4.76(a)
Portfolio turnover                                   97        231           203
Net assets at end of period (000 Omitted)          $392       $236           $50
--------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

CLASS R5                                                YEARS ENDED 10/31
                                                 -------------------------------
                                                   2007       2006       2005(i)
Net asset value, beginning of period              $9.69      $9.92        $10.10
--------------------------------------------------------------------------------

INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------
  Net investment income (d)                       $0.38      $0.49         $0.30
  Net realized and unrealized gain (loss)
  on investments                                   0.16      (0.25)        (0.19)
--------------------------------------------------------------------------------
Total from investment operations                  $0.54      $0.24         $0.11
--------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------
  From net investment income                     $(0.27)    $(0.47)       $(0.29)
  From net realized gain on investments              --      (0.00)(w)        --
--------------------------------------------------------------------------------
Total distributions declared to shareholders     $(0.27)    $(0.47)       $(0.29)
--------------------------------------------------------------------------------
Net asset value, end of period                    $9.96      $9.69         $9.92
--------------------------------------------------------------------------------
Total return (%) (r)(s)                            5.67       2.54          1.10(n)
--------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------
Expenses before expense reductions (f)             2.03       1.99          2.98(a)
Expenses after expense reductions (f)              0.60       0.60          0.60(a)
Net investment income                              3.98       5.08          5.06(a)
Portfolio turnover                                   97        231           203
Net assets at end of period (000 Omitted)           $55        $52           $51
--------------------------------------------------------------------------------

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(c) For the period from the commencement of the fund's investment operations, September 30, 2003, through the stated period end.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund's shares and the per share amount of realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, September 1, 2004 (Classes B, C, R, and R3), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.
(z) During 2004, the fund changed its fiscal year-end from April 30 to October
    31.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS

(1) BUSINESS AND ORGANIZATION

MFS Inflation-Adjusted Bond Fund (the fund) is a series of MFS Series Trust IX (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS - Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as reported by an independent pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as reported by an independent pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker-dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from an independent source. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which such futures contracts are primarily traded. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments and certain types of derivatives. These investments are generally valued at fair value based on information from independent pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments.

In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement in the fund's financial statements.

INFLATION-ADJUSTED DEBT SECURITIES - The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund may also invest in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted by references to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security's original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options and futures contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

There were no outstanding financial instruments with off-balance-sheet risk at the end of the period.

INDEMNIFICATIONS - Under the fund's organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the year ended October 31, 2007, is shown as a reduction of total expenses on the Statement of Operations.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders is as follows:

                                                   10/31/07     10/31/06

          Ordinary income (including
          any short-term capital gains)            $423,350     $938,888
          Long-term capital gain                         --        7,128
          --------------------------------------------------------------
          Total distributions                      $423,350     $946,016

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF 10/31/07

          Cost of investments                                $19,623,185
          --------------------------------------------------------------
          Gross appreciation                                     243,889
          Gross depreciation                                      (6,624)
          --------------------------------------------------------------
          Net unrealized appreciation (depreciation)            $237,265
          Undistributed ordinary income                         $361,729
          Capital loss carryforwards                            (981,454)
          Other temporary differences                            (78,036)

As of October 31, 2007, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

                10/31/14                                       $(715,997)
                10/31/15                                        (265,457)
                --------------------------------------------------------
                                                               $(981,454)

In June 2006, FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") was issued, and is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. On December 22, 2006, the SEC delayed the implementation of the Interpretation for regulated investment companies for an additional six months. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Management has evaluated the application of the Interpretation to the fund, and has determined that there is no impact resulting from the adoption of this Interpretation on the fund's financial statements.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund's average daily net assets.

The investment adviser has agreed in writing to reduce its management fee to 0.35% of average daily net assets. This written agreement may be rescinded only upon consent of the fund's Board of Trustees. This management fee reduction amounted to $25,721, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the year ended October 31, 2007 was equivalent to an annual effective rate of 0.35% of the fund's average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund's operating expenses, exclusive of management, distribution and service, retirement plan administration and services, and certain other fees and expenses, such that operating expenses do not exceed 0.15% annually of the fund's average daily net assets. This written agreement will continue through February 29, 2008 unless changed or rescinded by the fund's Board of Trustees. For the year ended October 31, 2007, this reduction amounted to $218,190 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $2,580 for the year ended October 31, 2007, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Plan Fee Table:
                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE           PLAN (d)          RATE (e)                 FEE
Class A                             0.10%              0.25%              0.35%             0.15%             $26,088
Class B                             0.75%              0.25%              1.00%             0.97%              36,914
Class C                             0.75%              0.25%              1.00%             1.00%              21,157
Class R                             0.25%              0.25%              0.50%             0.50%                 472
Class R1                            0.50%              0.25%              0.75%             0.75%               2,109
Class R2                            0.25%              0.25%              0.50%             0.50%                 350
Class R3                            0.25%              0.25%              0.50%             0.50%               2,430
Class R4                               --              0.25%              0.25%             0.25%                 824
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees                                                                           $90,344

(d) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(e) The annual effective rates represent actual fees incurred under the distribution plan for the year ended October
    31, 2007 based on each class' average daily net assets. 0.10% of the Class A service fee is currently being waived under a written waiver arrangement through February 29, 2008. For the year ended October 31, 2007, this waiver amounted to $7,454 and is reflected as a reduction of total expenses in the Statement of Operations. 0.10% of the
    Class A distribution fee is currently being waived under a written waiver arrangement through February 29, 2008.
    For the year ended October 31, 2007, this waiver amounted to $7,454 and is reflected as a reduction of total expenses in the Statement of Operations. Assets attributable to Class B shares sold prior to May 1, 2006 are subject to the 0.25% annual Class B service fee. Assets attributable to Class B shares are currently subject to a
    Class B service fee of 0.15% annually. The remaining portion of the Class B service fee is not in effect on such assets but may be implemented on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2007, were as follows:

                                                AMOUNT

              Class A                              $22
              Class B                          $11,748
              Class C                             $303

SHAREHOLDER SERVICING AGENT - MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the year ended October 31, 2007, the fee was $9,078, which equated to 0.0529% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. For the year ended October 31, 2007, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $24,336. The fund may also pay shareholder servicing related costs directly to non-related parties.

Effective May 1, 2007, under a Special Servicing Agreement among MFS, each MFS fund which invests in other MFS funds ("MFS fund-of-funds") and each underlying fund in which a MFS fund-of-funds invests ("underlying funds"), each underlying fund may pay a portion of each MFS fund-of-fund's transfer agent-related expenses, including sub-accounting fees payable to financial intermediaries, to the extent such payments do not exceed the benefits realized or expected to be realized by the underlying fund from the investment in the underlying fund by the MFS fund-of-fund. For the year ended October 31, 2007, the fund did not incur any expenses under this agreement.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged a fixed amount plus a fee based on average daily net assets. The fund's annual fixed amount is $17,500.

The administrative services fee incurred for the year ended October 31, 2007 was equivalent to an annual effective rate of 0.1020% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the year ended October 31, 2007, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                               BEGINNING OF                    ANNUAL
                             PERIOD THROUGH    EFFECTIVE    EFFECTIVE     TOTAL
                                    3/31/07      4/01/07     RATE (g)    AMOUNT

Class R1                              0.45%        0.35%        0.35%    $1,088
Class R2                              0.40%        0.25%        0.25%       214
Class R3                              0.25%        0.15%        0.15%       892
Class R4                              0.15%        0.15%        0.15%       494
Class R5                              0.10%        0.10%        0.10%        52
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $2,740

(g) Prior to April 1, 2007, MFS had agreed in writing to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1, 0.15% for Class R2, and 0.10% for Class R3 shares. This agreement was discontinued on March 31, 2007. On April 1, 2007, the annual retirement plan administration and services fee for Class R1, Class R2, and Class R3 shares was lowered to 0.35%, 0.25%, and 0.15%, respectively. For the year ended October 31, 2007, the waiver amounted to $306 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS, MFD, and MFSC.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the year ended October 31, 2007, the fee paid to Tarantino LLC was $109. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $84, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                    PURCHASES          SALES
U.S. government securities                         $18,504,122      $16,369,362
-------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                               YEAR ENDED                      YEAR ENDED
                                                10/31/07                        10/31/06
                                        SHARES          AMOUNT          SHARES          AMOUNT
Shares sold
  Class A                                488,940       $4,741,702        749,013       $7,328,673
  Class B                                113,398        1,104,641        157,766        1,525,473
  Class C                                 87,338          852,648        103,300        1,009,657
  Class I                                448,563        4,408,114         99,153          956,104
  Class R                                  1,304           12,642          3,710           36,113
  Class R1                                38,526          368,829         36,005          344,216
  Class R2                                 5,225           51,044             71              684
  Class R3                                77,873          746,456         22,004          209,822
  Class R4                                49,882          481,290         19,974          192,751
  Class R5                                    --               --              8               75
-------------------------------------------------------------------------------------------------
                                       1,311,049      $12,767,366      1,191,004      $11,603,568

Shares issued to shareholders in
reinvestment of distributions
  Class A                                 17,264         $168,470         49,307         $479,508
  Class B                                  5,272           51,469         14,267          138,853
  Class C                                  2,238           21,895          5,875           57,299
  Class I                                  7,643           74,776          7,659           74,414
  Class R                                    189            1,824            618            6,009
  Class R1                                   530            5,178            525            5,093
  Class R2                                   162            1,584            218            2,125
  Class R3                                 1,205           11,799          1,337           12,994
  Class R4                                   862            8,413            509            4,934
  Class R5                                   150            1,463            254            2,466
-------------------------------------------------------------------------------------------------
                                          35,515         $346,871         80,569         $783,695

Shares reacquired
  Class A                               (441,307)     $(4,246,169)      (893,815)     $(8,661,197)
  Class B                               (204,675)      (1,985,198)      (199,640)      (1,928,007)
  Class C                                (99,246)        (960,354)      (129,220)      (1,249,804)
  Class I                               (269,684)      (2,661,905)       (42,341)        (409,246)
  Class R                                (16,342)        (156,050)        (2,306)         (22,320)
  Class R1                               (30,543)        (292,294)       (17,554)        (167,979)
  Class R2                                  (888)          (8,560)           (37)            (357)
  Class R3                               (44,669)        (426,243)       (10,706)        (102,015)
  Class R4                               (35,729)        (345,108)        (1,204)         (11,533)
  Class R5                                    --               --             (8)             (75)
-------------------------------------------------------------------------------------------------
                                      (1,143,083)    $(11,081,881)    (1,296,831)    $(12,552,533)

Net change
  Class A                                 64,897         $664,003        (95,495)       $(853,016)
  Class B                                (86,005)        (829,088)       (27,607)        (263,681)
  Class C                                 (9,670)         (85,811)       (20,045)        (182,848)
  Class I                                186,522        1,820,985         64,471          621,272
  Class R                                (14,849)        (141,584)         2,022           19,802
  Class R1                                 8,513           81,713         18,976          181,330
  Class R2                                 4,499           44,068            252            2,452
  Class R3                                34,409          332,012         12,635          120,801
  Class R4                                15,015          144,595         19,279          186,152
  Class R5                                   150            1,463            254            2,466
-------------------------------------------------------------------------------------------------
                                         203,481       $2,032,356        (25,258)       $(165,270)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Lifetime Retirement Income Fund and MFS Lifetime 2010 Fund were the owners of record of approximately 8% and 4%, respectively, of the value of outstanding voting shares.

(6) LINE OF CREDIT

The fund and other funds managed by MFS participate in a $1 billion unsecured committed line of credit provided by a syndication of banks under a credit agreement. In addition, the fund and other funds managed by MFS have established uncommitted borrowing arrangements with certain banks. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the Federal Reserve funds rate plus 0.30%. In addition, a commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. For the year ended October 31, 2007, the fund's commitment fee and interest expense were $76 and $0, respectively, and are included in miscellaneous expense on the Statement of Operations.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of MFS Series Trust IX and the Shareholders of MFS Inflation-Adjusted Bond Fund:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of MFS Inflation-Adjusted Bond Fund (one of the portfolios comprising MFS Series Trust IX) (the "Trust") as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the six months ended October 31, 2004 and the period from September 30, 2003 (commencement of operations) to April 30, 2004. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Trust is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of MFS Inflation-Adjusted Bond Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the three years in the period then ended, the six months ended October 31, 2004 and the period from September 30, 2003 (commencement of operations) to April 30, 2004, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
December 14, 2007

TRUSTEES AND OFFICERS -- IDENTIFICATION AND BACKGROUND

The Trustees and officers of the Trust, as of December 1, 2007, are listed below, together with their principal occupations during the past five years. (Their titles may have varied during that period.)
The address of each Trustee and officer is 500 Boylston Street, Boston, Massachusetts 02116.

                                                                         PRINCIPAL OCCUPATIONS DURING
                              POSITION(s) HELD     TRUSTEE/OFFICER          THE PAST FIVE YEARS &
NAME, DATE OF BIRTH               WITH FUND            SINCE(h)             OTHER DIRECTORSHIPS(j)
-------------------           ----------------     ---------------    ----------------------------------

INTERESTED TRUSTEES
Robert J. Manning(k)        Trustee                February 2004      Massachusetts Financial Services
(born 10/20/63)                                                       Company, Chief Executive Officer,
                                                                      President, Chief Investment
                                                                      Officer and Director

Robert C. Pozen(k)          Trustee                February 2004      Massachusetts Financial Services
(born 8/08/46)                                                        Company, Chairman (since February
                                                                      2004); MIT Sloan School
                                                                      (education), Senior Lecturer
                                                                      (since 2006); Secretary of
                                                                      Economic Affairs, The Commonwealth
                                                                      of Massachusetts (January 2002 to
                                                                      December 2002); Fidelity
                                                                      Investments, Vice Chairman (June
                                                                      2000 to December 2001); Fidelity
                                                                      Management & Research Company
                                                                      (investment adviser), President
                                                                      (March 1997 to July 2001); Bell
                                                                      Canada Enterprises
                                                                      (telecommunications), Director;
                                                                      Medtronic, Inc. (medical
                                                                      technology), Director; Telesat
                                                                      (satellite communications),
                                                                      Director

INDEPENDENT TRUSTEES
J. Atwood Ives              Trustee and Chair      February 1992      Private investor; Eastern
(born 5/01/36)              of Trustees                               Enterprises (diversified services
                                                                      company), Chairman, Trustee and
                                                                      Chief Executive Officer (until
                                                                      November 2000)

Robert E. Butler(n)         Trustee                January 2006       Consultant - regulatory and
(born 11/29/41)                                                       compliance matters (since July
                                                                      2002); PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 2002)

Lawrence H. Cohn, M.D.      Trustee                August 1993        Brigham and Women's Hospital,
(born 3/11/37)                                                        Chief of Cardiac Surgery (2005);
                                                                      Harvard Medical School, Professor
                                                                      of Cardiac Surgery; Physician
                                                                      Director of Medical Device
                                                                      Technology for Partners HealthCare

David H. Gunning            Trustee                January 2004       Retired; Cleveland-Cliffs Inc.
(born 5/30/42)                                                        (mining products and service
                                                                      provider), Vice Chairman/Director
                                                                      (until May 2007); Portman Limited
                                                                      (mining), Director (since 2005);
                                                                      Encinitos Ventures (private
                                                                      investment company), Principal
                                                                      (1997 to April 2001); Lincoln
                                                                      Electric Holdings, Inc. (welding
                                                                      equipment manufacturer), Director

William R. Gutow            Trustee                December 1993      Private investor and real estate
(born 9/27/41)                                                        consultant; Capitol Entertainment
                                                                      Management Company (video
                                                                      franchise), Vice Chairman;
                                                                      Atlantic Coast Tan (tanning
                                                                      salons), Vice Chairman (since
                                                                      2002)

Michael Hegarty             Trustee                December 2004      Retired; AXA Financial (financial
(born 12/21/44)                                                       services and insurance), Vice
                                                                      Chairman and Chief Operating
                                                                      Officer (until May 2001); The
                                                                      Equitable Life Assurance Society
                                                                      (insurance), President and Chief
                                                                      Operating Officer (until May 2001)

Lawrence T. Perera          Trustee                July 1981          Hemenway & Barnes (attorneys),
(born 6/23/35)                                                        Partner

J. Dale Sherratt            Trustee                August 1993        Insight Resources, Inc.
(born 9/23/38)                                                        (acquisition planning
                                                                      specialists), President; Wellfleet
                                                                      Investments (investor in health
                                                                      care companies), Managing General
                                                                      Partner (since 1993); Cambridge
                                                                      Nutraceuticals (professional
                                                                      nutritional products), Chief
                                                                      Executive Officer (until May 2001)

Laurie J. Thomsen           Trustee                March 2005         New Profit, Inc. (venture
(born 8/05/57)                                                        philanthropy), Partner (since
                                                                      2006); Private investor; Prism
                                                                      Venture Partners (venture
                                                                      capital), Co-founder and General
                                                                      Partner (until June 2004); The
                                                                      Travelers Companies (commercial
                                                                      property liability insurance),
                                                                      Director

Robert W. Uek               Trustee                January 2006       Retired (since 1999);
(born 5/18/41)                                                        PricewaterhouseCoopers LLP
                                                                      (professional services firm),
                                                                      Partner (until 1999); Consultant
                                                                      to investment company industry
                                                                      (since 2000); TT International
                                                                      Funds (mutual fund complex),
                                                                      Trustee (2000 until 2005);
                                                                      Hillview Investment Trust II Funds
                                                                      (mutual fund complex), Trustee
                                                                      (2000 until 2005)

OFFICERS
Maria F. Dwyer(k)           President              November 2005      Massachusetts Financial Services
(born 12/01/58)                                                       Company, Executive Vice President
                                                                      and Chief Regulatory Officer
                                                                      (since March 2004) Chief
                                                                      Compliance Officer (since December
                                                                      2006); Fidelity Management &
                                                                      Research Company, Vice President
                                                                      (prior to March 2004); Fidelity
                                                                      Group of Funds, President and
                                                                      Treasurer (prior to March 2004)

Tracy Atkinson(k)           Treasurer              September 2005     Massachusetts Financial Services
(born 12/30/64)                                                       Company, Senior Vice President
                                                                      (since September 2004);
                                                                      PricewaterhouseCoopers LLP,
                                                                      Partner (prior to September 2004)

Christopher R. Bohane(k)    Assistant Secretary    July 2005          Massachusetts Financial Services
(born 1/18/74)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since April 2003);
                                                                      Kirkpatrick & Lockhart LLP (law
                                                                      firm), Associate (prior to April
                                                                      2003)

Ethan D. Corey(k)           Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/21/63)             and Assistant Clerk                       Company, Special Counsel (since
                                                                      December 2004); Dechert LLP (law
                                                                      firm), Counsel (prior to December
                                                                      2004)

David L. DiLorenzo(k)       Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 8/10/68)                                                        Company, Vice President (since
                                                                      June 2005); JP Morgan Investor
                                                                      Services, Vice President (prior to
                                                                      June 2005)

Timothy M. Fagan(k)         Assistant Secretary    September 2005     Massachusetts Financial Services
(born 7/10/68)              and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since September 2005);
                                                                      John Hancock Advisers, LLC, Vice
                                                                      President and Chief Compliance
                                                                      Officer (September 2004 to August
                                                                      2005), Senior Attorney (prior to
                                                                      September 2004); John Hancock
                                                                      Group of Funds, Vice President and
                                                                      Chief Compliance Officer
                                                                      (September 2004 to December 2004)

Mark D. Fischer(k)          Assistant Treasurer    July 2005          Massachusetts Financial Services
(born 10/27/70)                                                       Company, Vice President (since May
                                                                      2005); JP Morgan Investment
                                                                      Management Company, Vice President
                                                                      (prior to May 2005)

Brian E. Langenfeld(k)      Assistant Secretary    June 2006          Massachusetts Financial Services
(born 3/07/73)              and Assistant Clerk                       Company, Assistant Vice President
                                                                      and Counsel (since May 2006); John
                                                                      Hancock Advisers, LLC, Assistant
                                                                      Vice President and Counsel (May
                                                                      2005 to April 2006); John Hancock
                                                                      Advisers, LLC, Attorney and
                                                                      Assistant Secretary (prior to May
                                                                      2005)

Ellen Moynihan(k)           Assistant Treasurer    April 1997         Massachusetts Financial Services
(born 11/13/57)                                                       Company, Senior Vice President

Susan S. Newton(k)          Assistant Secretary    May 2005           Massachusetts Financial Services
(born 3/07/50)              and Assistant Clerk                       Company, Senior Vice President and
                                                                      Associate General Counsel (since
                                                                      April 2005); John Hancock
                                                                      Advisers, LLC, Senior Vice
                                                                      President, Secretary and Chief
                                                                      Legal Officer (prior to April
                                                                      2005); John Hancock Group of
                                                                      Funds, Senior Vice President,
                                                                      Secretary and Chief Legal Officer
                                                                      (prior to April 2005)

Susan A. Pereira(k)         Assistant Secretary    July 2005          Massachusetts Financial Services
(born 11/05/70)             and Assistant Clerk                       Company, Vice President and Senior
                                                                      Counsel (since June 2004); Bingham
                                                                      McCutchen LLP (law firm),
                                                                      Associate (prior to June 2004)

Mark N. Polebaum(k)         Secretary and Clerk    January 2006       Massachusetts Financial Services
(born 5/01/52)                                                        Company, Executive Vice President,
                                                                      General Counsel and Secretary
                                                                      (since January 2006); Wilmer
                                                                      Cutler Pickering Hale and Dorr LLP
                                                                      (law firm), Partner (prior to
                                                                      January 2006)

Frank L. Tarantino          Independent Chief      June 2004          Tarantino LLC (provider of
(born 3/07/44)              Compliance Officer                        compliance services), Principal
                                                                      (since June 2004); CRA Business
                                                                      Strategies Group (consulting
                                                                      services), Executive Vice
                                                                      President (April 2003 to June
                                                                      2004); David L. Babson & Co.
                                                                      (investment adviser), Managing
                                                                      Director, Chief Administrative
                                                                      Officer and Director (prior to
                                                                      March 2003)

James O. Yost(k)            Assistant Treasurer    September 1990     Massachusetts Financial Services
(born 6/12/60)                                                        Company, Senior Vice President

------------
(h) Date first appointed to serve as Trustee/officer of an MFS fund. Each Trustee has served continuously since appointment unless indicated otherwise.
(j) Directorships or trusteeships of companies required to report to the Securities and Exchange
    Commission (i.e., "public companies").
(k) "Interested person" of the Trust within the meaning of the Investment Company Act of 1940 (referred to as the 1940 Act), which is the principal federal law governing investment companies like the fund, as a result of position with MFS. The address of MFS is 500 Boylston Street, Boston, Massachusetts
    02116.
(n) In 2004 and 2005, Mr. Butler provided consulting services to the independent compliance consultant retained by MFS pursuant to its settlement with the SEC concerning market timing and related matters.
    The terms of that settlement required that compensation and expenses related to the independent compliance consultant be borne exclusively by MFS and, therefore, MFS paid Mr. Butler for the services he rendered to the independent compliance consultant. In 2004 and 2005, MFS paid Mr. Butler a total of $351,119.29.

The Trust held a shareholders' meeting in 2005 to elect Trustees, and will hold a shareholders' meeting at least once every five years thereafter, to elect Trustees.

Each Trustee (except Mr. Butler and Mr. Uek) has been elected by shareholders and each Trustee and officer holds office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Messrs. Butler, Gutow, Sherratt and Uek and Ms. Thomsen are
members of the Trust's Audit Committee.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which
MFS or a subsidiary is the investment adviser or distributor, and, in the case of the officers, with certain affiliates of MFS. As of January 1, 2007, the Trustees served as board members of 97 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request by calling 1-800-225-2606.

--------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER                                 CUSTODIAN
Massachusetts Financial Services Company           State Street Bank and Trust Company
500 Boylston Street, Boston, MA 02116-3741         225 Franklin Street, Boston, MA 02110

DISTRIBUTOR                                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
MFS Fund Distributors, Inc.                        Deloitte & Touche LLP
500 Boylston Street, Boston, MA 02116-3741         200 Berkeley Street, Boston, MA 02116

PORTFOLIO MANAGER
Erik Weisman

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested ("independent") Trustees, voting separately, annually approve the continuation of the Fund's investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2007 ("contract review meetings") for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the "MFS Funds"). The independent Trustees were assisted in their evaluation of the Fund's investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by the MFS Funds' Independent Chief Compliance Officer, a full-time senior officer appointed by and reporting to the independent Trustees.

In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant. The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.

In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Lipper Inc. on the investment performance of the Fund for various time periods ended December 31, 2006 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the "Lipper performance universe"), as well as the investment performance of a group of funds identified by objective criteria suggested by MFS ("MFS peer funds"), (ii) information provided by Lipper Inc. on the Fund's advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Lipper (the "Lipper expense group"), as well as the advisory fees and other expenses of MFS peer funds, (iii) information provided by MFS on the advisory fees of comparable portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee "breakpoints" are observed for the Fund, (v) information regarding MFS' financial results and financial condition, including MFS' and certain of its affiliates' estimated profitability from services performed for the Fund and the MFS Funds as a whole, (vi) MFS' views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS' senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Lipper Inc. was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.

The Trustees' conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor. Some of the factors that figured particularly in the Trustees' deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors. It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees' conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.

Based on information provided by Lipper Inc. and MFS, the Trustees reviewed the Fund's total return investment performance as well as the performance of peer groups of funds over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund's Class A shares in comparison to the performance of funds in its Lipper performance universe over the three-year period ended December 31, 2006, which the Trustees believed was a long enough period to reflect differing market conditions. The total return performance of the Fund's Class A shares was in the 4th quintile relative to the other funds in the universe for this three-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund's Class A shares was in the 3rd quintile for the one-year period ended December 31, 2006 relative to the Lipper performance universe. The Fund commenced investment operations in 2003; therefore, no performance quintile for the five-year period was available for the Fund. Because of the passage of time, these performance results may differ from performance results for more recent periods, including those shown elsewhere in this report.

The Trustees expressed concern to MFS about the substandard investment performance of the Fund. In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year, as to MFS' efforts to improve the Fund's performance, including the assumption of primary portfolio management responsibilities by one of the Fund's portfolio managers in 2005. In addition, the Trustees requested that they receive a separate update on the Fund's performance at each of their regular meetings. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that MFS' responses and efforts and plans to improve the investment performance were sufficient to support approval of the continuance of the investment advisory agreement for an additional one-year period, but that they would continue to closely monitor the performance of the Fund.

In assessing the reasonableness of the Fund's advisory fee, the Trustees considered, among other information, the Fund's advisory fee and the total expense ratio of the Fund's Class A shares as a percentage of average daily net assets and the advisory fee and total expense ratios of peer groups of funds based on information provided by Lipper Inc. and MFS. The Trustees considered that MFS has agreed in writing to waive a portion of its advisory fee, which may not be changed without the Trustees' approval, and that MFS currently observes an expense limitation for the Fund, and that MFS Fund Distributors, Inc. ("MFD"), an affiliate of MFS, currently observes a Class A 12b-1 fee waiver. The Trustees also considered that, according to the Lipper data (which takes into account the advisory fee waiver, expense limitation, and Class A 12b-1 fee waiver), the Fund's effective advisory fee rate and total expense ratio were each lower than the Lipper expense group median.

The Trustees also considered the advisory fees charged by MFS to institutional accounts. In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund in comparison to institutional accounts, the higher demands placed on MFS' investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund, and the impact on MFS and expenses associated with the more extensive regulatory regime to which the Fund is subject in comparison to institutional accounts.

The Trustees also considered whether the Fund is likely to benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund. They noted that the Fund's advisory fee rate schedule is not currently subject to any breakpoints. Taking into account the advisory fee waiver and the expense limitation noted above, the Trustees determined not to recommend any advisory fee breakpoints for the Fund at this time.

The Trustees also considered information prepared by MFS relating to MFS' costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS' methodologies used to determine and allocate its costs to the MFS Funds, the Fund and other accounts and products for purposes of estimating profitability.

After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.

In addition, the Trustees considered MFS' resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund. The Trustees also considered current and developing conditions in the financial services industry, including the entry into the industry of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies. In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc. The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.

The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFD. The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund's behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS' interaction with third-party service providers, principally custodians and sub-custodians. The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.

The Trustees also considered benefits to MFS from the use of the Fund's portfolio brokerage commissions, if applicable, to pay for investment research (excluding third-party research, for which MFS pays directly), and various other factors. Additionally, the Trustees considered so-called "fall-out benefits" to MFS such as reputational value derived from serving as investment manager to the Fund.

Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including a majority of the independent Trustees, concluded that the Fund's investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2007.

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q may be reviewed and copied at the:

                 Public Reference Room
                 Securities and Exchange Commission
                 100 F Street, NE, Room 1580
                 Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. The fund's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

FEDERAL TAX INFORMATION (unaudited)

The fund will notify shareholders of amounts for use in preparing 2007 income tax forms in January 2008.

MFS(R) PRIVACY NOTICE

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about the investment products and services that we offer, and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information. We maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

  o data from investment applications and other forms
  o share balances and transactional history with us, our affiliates, or others
  o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. We may share nonpublic personal information with third parties or certain of our affiliates in connection with servicing your account or processing your transactions. We may share information with companies or financial institutions that perform marketing services on our behalf or with other financial institutions with which we have joint marketing arrangements, subject to any legal requirements.

Authorization to access your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards to help protect the personal information we collect about you.

If you have any questions about the MFS privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

CONTACT US

WEB SITE                                  MAILING ADDRESS
mfs.com                                   MFS Service Center, Inc.
                                          P.O. Box 55824
MFS TALK                                  Boston, MA 02205-5824
1-800-637-8255
24 hours a day                            OVERNIGHT MAIL
                                          MFS Service Center, Inc.
ACCOUNT SERVICE AND                       500 Boylston Street
LITERATURE                                Boston, MA 02116-3741

SHAREHOLDERS
1-800-225-2606
8 a.m. to 8 p.m. ET

INVESTMENT PROFESSIONALS
1-800-343-2829
8 a.m. to 8 p.m. ET

RETIREMENT PLAN SERVICES
1-800-637-1255
8 a.m. to 8 p.m. ET

-------------------------------------------------------------------------------
Go paperless with eDELIVERY: Arrange to have MFS(R) send prospectuses, reports, and proxies directly to your e-mail inbox. You'll get timely information and less clutter in your mailbox (not to mention help your fund save printing and postage costs).

SIGN UP: If your account is registered with us, simply go to MFS.COM, log in to your account via MFS(R) Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or a retirement plan, MFS(R) TALK, MFS Access, and eDelivery may not be available to you.
-------------------------------------------------------------------------------

M F S(R)
INVESTMENT MANAGEMENT

ITEM 2. CODE OF ETHICS.

The Registrant has adopted a Code of Ethics pursuant to Section 406 of the Sarbanes-Oxley Act and as defined in Form N-CSR that applies to the Registrant's principal executive officer and principal financial and accounting officer. The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR.

A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Messrs. Robert E. Butler and Robert W. Uek and Ms. Laurie J. Thomsen, members of the Audit Committee, have been determined by the Board of Trustees in their reasonable business judgment to meet the definition of "audit committee financial expert" as such term is defined in Form N-CSR. In addition, Messrs. Butler and Uek and Ms. Thomsen are "independent" members of the Audit Committee (as such term has been defined by the Securities and Exchange Commission in regulations implementing Section 407 of the Sarbanes-Oxley Act of 2002). The Securities and Exchange Commission has stated that the designation of a person as an audit committee financial expert pursuant to this Item 3 on the Form N-CSR does not impose on such a person any duties, obligations or liability that are greater than the duties, obligations or liability imposed on such person as a member of the Audit Committee and the Board of Trustees in the absence of such designation or identification.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

ITEMS 4(a) THROUGH 4(d) AND 4(g):

The Board of Trustees has appointed Deloitte & Touche LLP ("Deloitte") to serve as independent accountants to the series of the Registrant (the series referred to as the "Fund"). The tables below set forth the audit fees billed to the Fund as well as fees for non-audit services provided to the Fund and/or to the Fund's investment adviser, Massachusetts Financial Services Company ("MFS"), and to various entities either controlling, controlled by, or under common control with MFS that provide ongoing services to the Fund ("MFS Related Entities").

For the fiscal years ended October 31, 2007 and 2006, audit fees billed to the Fund by Deloitte were as follows:

                                                        AUDIT FEES
      FEES BILLED BY DELOITTE:                      2007           2006
                                                    ----           ----
           MFS Inflation-Adjusted Bond            29,082         25,772
           Fund

For the fiscal years ended October 31, 2007 and 2006, fees billed by Deloitte for audit-related, tax and other services provided to the Fund and for audit-related, tax and other services provided to MFS and MFS Related Entities were as follows:

                                        Audit-Related Fees(1)              Tax Fees(2)               All Other Fees(3)
  FEES BILLED BY DELOITTE:               2007           2006           2007          2006           2007           2006
                                         ----           ----           ----          ----           ----           ----

       To MFS Inflation-                       0              0      3,951          6,450            0             0
       Adjusted Bond  Fund


       To MFS and MFS Related          1,177,035      1,047,925          0              0      582,753       277,076
       Entities of  MFS Inflation-
       Adjusted Bond Fund*

  AGGREGATE FEES FOR NON-AUDIT
  SERVICES:
                                              2007                         2006
                                              ----                         ----
      To MFS Inflation-Adjusted        1,941,114                    1,459,636
      Bond Fund, MFS and MFS
      Related Entities#

  * This amount reflects the fees billed to MFS and MFS Related Entities for non-audit services relating directly to the operations and financial reporting of the Fund (portions of which services also related to the operations and financial reporting of other funds within the MFS Funds complex).
  # This amount reflects the aggregate fees billed by Deloitte for non-audit services rendered to the Fund and for non-audit services rendered to MFS and the MFS Related Entities.
(1) The fees included under "Audit-Related Fees" are fees related to assurance and related services that are reasonably related to the performance of the audit or review of financial statements, but not reported under
    "Audit Fees," including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters and internal control reviews.
(2) The fees included under "Tax Fees" are fees associated with tax compliance, tax advice and tax planning, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews and tax distribution and analysis.
(3) The fees included under "All Other Fees" are fees for products and services provided by Deloitte other than those reported under "Audit Fees," "Audit-Related Fees" and "Tax Fees," including fees for services related to sales tax refunds, consultation on internal cost allocations, consultation on allocation of monies pursuant to an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales, analysis of certain portfolio holdings versus investment styles, review of internal controls and review of Rule 38a-1 compliance program.

ITEM 4(e)(1):
Set forth below are the policies and procedures established by the Audit Committee of the Board of Trustees relating to the pre-approval of audit and non-audit related services: To the extent required by applicable law, pre-approval by the Audit Committee of the Board is needed for all audit and permissible non-audit services rendered to the Funds and all permissible non-audit services rendered to MFS or MFS Related Entities if the services relate directly to the operations and financial reporting of the Registrant. Pre-approval is currently on an engagement-by-engagement basis. In the event pre-approval of such services is necessary between regular meetings of the Audit Committee and it is not practical to wait to seek pre-approval at the next regular meeting of the Audit Committee, pre-approval of such services may be referred to the Chair of the Audit Committee for approval; provided that the Chair may not pre-approve any individual engagement for such services exceeding $50,000 or multiple engagements for such services in the aggregate exceeding $100,000 in each period between regular meetings of the Audit Committee. Any engagement pre-approved by the Chair between regular meetings of the Audit Committee shall be presented for ratification by the entire Audit Committee at its next regularly scheduled meeting.

ITEM 4(e)(2):
None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund and MFS and MFS Related Entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

ITEM 4(f): Not applicable.

ITEM 4(h): The Registrant's Audit Committee has considered whether the provision by a Registrant's independent registered public accounting firm of non-audit services to MFS and MFS Related Entities that were not pre-approved by the Committee (because such services did not relate directly to the operations and financial reporting of the Registrant) was compatible with maintaining the independence of the independent registered public accounting firm as the Registrant's principal auditors.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. SCHEDULE OF INVESTMENTS

A schedule of investments of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Code of Ethics attached hereto.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST IX
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: December 14, 2007
      -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: December 14, 2007
      -----------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: December 14, 2007
      -----------------


* Print name and title of each signing officer under his or her signature.